Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14.     COMMITMENTS AND CONTINGENCIES

Investment commitment

The Group was obligated to pay RMB18,800 for several long-term investments under various arrangements as of June 30, 2021 with payment due within six years.

Contingencies

The Company is currently not a party to any legal or administrative proceedings and are not aware of any pending or threatened legal or administrative proceedings against it in all material aspects. The Company may from time to time become a party to various legal or administrative proceedings arising in its ordinary course of business.

23.     COMMITMENTS AND CONTINGENCIES

Investment commitment

The Group was obligated to pay RMB18,800 for several long-term investments under various arrangements as of December 31, 2020 with payment due within six and a half years.

Capital commitment

As of December 31, 2020, the Group had outstanding capital commitments of RMB 26, mainly relating to capital expenditures on leasehold improvement with payment due within one year.

Contingencies

The Company is currently not a party to any legal or administrative proceedings and are not aware of any pending or threatened legal or administrative proceedings against it in all material aspects. The Company may from time to time become a party to various legal or administrative proceedings arising in its ordinary course of business.